Payden Mutual Funds

Payden Managed Income Fund
Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (18%
)
465,173 Ally Bank Auto Credit-Linked Notes 2024-B
144A, 5.41%, 9/15/32 (a) $ 465
500,000 American Credit Acceptance Receivables Trust
2024-4 144A, 5.34%, 8/12/31 (a) 503
1,000,000 ARES Loan Funding III Ltd. 2022-ALF3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.270%), 5.59%, 7/25/36 (a)(b) 1,003
600,000 Arini European CLO I DAC 1X, (3 mo.
EURIBOR + 2.650%), 4.68%, 7/15/36 EUR (b)
(c)(d) 685
300,000 Arini European CLO I DAC 1X, (3 mo.
EURIBOR + 3.950%), 5.98%, 7/15/36 EUR (b)
(c)(d) 342
525,000 Bain Capital Credit CLO Ltd. 2020-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
0.990%), 0.00%, 4/18/33 (a)(b)(e) 525
1,000,000 Beechwood Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.300%), 5.62%, 1/17/35 (a)(b) 1,003
500,000 Bridgepoint CLO VI DAC 6X, (3 mo.
EURIBOR + 2.700%), 4.84%, 11/14/36
EUR (b)(c)(d) 572
500,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 5.40%, 7/18/34 (a)(b) 500
1,000,000 Carlyle Global Market Strategies CLO Ltd.
2016-1A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.090%), 5.42%, 4/20/34 (a)
(b) 1,002
200,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 193
300,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 271
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(c) 280
150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 142
500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 3.48%, 4/15/49 (a) 473
364,902 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 363
234,773 Driven Brands Funding LLC 2021-1A 144A,
2.79%, 10/20/51 (a) 219
400,000 Dryden CLO Ltd. 2022-113A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.900%), 6.22%, 10/15/37 (a)(b) 401
1,000,000 Elmwood CLO Ltd. 2022-2A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.150%),
5.41%, 4/22/35 (a)(b) 1,000
450,000 Exeter Automobile Receivables Trust 2024-5A,
5.06%, 2/18/31  449
10 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (e) 491
206,197 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 6.60%, 2/23/39 (a)(b) 205
115,188 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 3.69%, 2/26/29 (a) 115
1 Juniper Receivables DAC , 0.00%, 8/15/29 (e) 187
Principal
or Shares Security Description
Value
(000)
10 Juniper Receivables DAC 2023-1 DAC , 0.00%,
7/15/30 (e) $ 243
600,000 KKR CLO Ltd. 25 144A, (3 mo. Term Secured
Overnight Financing Rate + 0.950%), 5.27%,
7/15/34 (a)(b) 598
249,458 KKR Static CLO I Ltd. 2022-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
0.980%), 5.31%, 7/20/31 (a)(b) 249
305,207 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.80%, 2/17/39 (a)(b) 306
300,000 Magnetite XIX Ltd. 2017-19A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.07%, 4/17/34 (a)(b) 300
1,000,000 Neuberger Berman Loan Advisers CLO
Ltd. 2021-45A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.060%), 5.38%,
10/14/36 (a)(b) 999
450,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-51A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.850%), 6.17%,
10/23/36 (a)(b) 451
495,833 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 3.39%, 11/20/50 (a) 482
300,000 OCP CLO Ltd. 2021-23A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.700%),
6.02%, 1/17/37 (a)(b) 300
500,000 Ocp Euro CLO DAC 2023-7A 144A, (3 mo.
EURIBOR + 1.550%), 4.26%, 4/25/36 EUR (a)
(b)(c) 571
348,700 RCKT Mortgage Trust 2025-CES2 144A,
5.50%, 2/25/55 (a) 349
197,755 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (a) 198
525,000 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (a) 526
250,000 Regatta XVI Funding Ltd. 2019-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.900%), 6.22%, 1/15/33 (a)(b) 250
164,654 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 11.91%, 8/16/32 (a) 165
347,197 Santander Drive Auto Receivables Trust 2023-S1
144A, 10.40%, 4/18/28 (a) 348
202,155 Santander Drive Auto Receivables Trust 2024-S1
144A, 6.53%, 3/16/29 (a) 202
20 Santander Drive Auto Receivables Trust 2024-
S2 , 5.80%, 12/16/28 (e) 363
300,000 Sona Fios CLO I DAC 1A 144A, (3 mo.
EURIBOR + 1.500%), 3.53%, 7/15/36 EUR (a)
(b)(c) 342
66,667 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 67
800,000 Valley Stream Park CLO Ltd. 2022-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.850%), 6.18%, 1/20/37 (a)(b) 802
300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 283
200,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
6.64%, 5/15/54 (a) 204
200,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 208

Principal
or Shares Security Description
Value
(000)
500,000 Voya CLO Ltd. 2021-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.700%),
6.02%, 7/15/34 (a)(b) $ 498
Total Asset Backed (Cost - $21,584)
20,693
Bank Loan(f) (6%
)
322,563 Alpha Generation LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 6.36%, 9/30/31  322
279,500 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 7.58%, 5/28/32  282
335,000 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.500%), 4.00%, 7/30/32  336
297,247 Consolidated Energy Finance SA Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.500%), 8.83%, 11/15/30  283
148,875 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 7.05%, 8/20/31  150
199,000 Dragon Buyer Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
7.30%, 9/30/31  199
447,744 EMRLD Borrower LP Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
1.500%), 6.86%, 8/04/31  449
392,541 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.750%), 8.05%, 4/26/28  394
473,938 Hanesbrands Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.11%, 3/07/32  476
197,841 Iron Mountain Information Management LLC
Term Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 6.36%, 1/31/31  198
124,688 Leia Finco U.S. LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.57%, 10/09/31  125
272,938 Lightning Power LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 6.55%, 8/18/31  273
199,482 Madison Iaq LLC Term Loan B 1L, (6 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.70%, 6/21/28  200
707,694 McGraw-Hill Education Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 7.61%, 8/06/31  710
381,209 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.61%, 7/21/28  383
372,188 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.81%, 7/01/31  366
272,938 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.500%), 6.81%, 7/25/30  274
500,000 Quikrete Holdings Inc. Term Loan B3 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 6.61%, 2/10/32  500
225,000 QXO Building Products Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 7.30%, 4/30/32  227
Principal
or Shares Security Description
Value
(000)
374,063 Terex Corp. Term Loan 1L, (3 mo. Term Secured
Overnight Financing Rate + 0.750%), 6.31%,
10/08/31  $ 375
198,995 Transdigm Inc. Term Loan J 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.80%, 2/28/31  200
178,947 Truist Insurance Holdings LLC Term Loan 2L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 9.05%, 5/06/32  183
345,407 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 4.36%, 4/25/31  349
Total Bank Loan (Cost - $7,249)
7,254
Corporate Bond (28%
)
300,000 AECOM 144A, 6.00%, 8/01/33 (a) 303
225,000 Alpha Bank SA , (1Year Euribor Swap Rate +
2.432%), 5.00%, 5/12/30 EUR (b)(c)(d) 275
350,000 Alphabet Inc. , 2.50%, 5/06/29 EUR (c) 400
325,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (a)(g) 119
125,000 American Homes 4 Rent LP , 4.95%, 6/15/30  126
175,000 Americold Realty Operating Partnership LP ,
5.60%, 5/15/32  175
200,000 Amrize Finance U.S. LLC 144A, 4.95%,
4/07/30 (a) 202
250,000 Autostrade per l'Italia SpA , 4.25%, 6/28/32
EUR (c)(d) 298
175,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.486%), 6.45%, 7/30/35 (a)(b) 180
200,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(b)(h) 215
50,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.000%), 5.16%, 1/24/31 (b) 51
225,000 BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (a) 232
200,000 BE Semiconductor Industries NV 144A, 4.50%,
7/15/31 EUR (a)(c) 239
50,000 Blue Owl Capital Corp. , 3.40%, 7/15/26  49
25,000 Boeing Co. , 2.20%, 2/04/26  25
25,000 Boeing Co. , 5.04%, 5/01/27  25
25,000 Boeing Co. , 6.30%, 5/01/29  26
200,000 Bombardier Inc. 144A, 7.00%, 6/01/32 (a)(i) 207
300,000 Boots Group Finco LP 144A, 5.38%, 8/31/32
EUR (a)(c) 351
150,000 Boparan Finance PLC 144A, 9.38%, 11/07/29
GBP (a)(c) 208
100,000 Broadcom Inc. , 5.05%, 7/12/29  102
350,000 Broadcom Inc. , 4.90%, 7/15/32  351
250,000 Bubbles Bidco SpA , 6.50%, 9/30/31 EUR (c)(d) 295
250,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (a) 258
100,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.036%), 6.18%,
1/30/36 (b) 103
470,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (d) 457
575,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 589
200,000 CIBANCO SA Institucion de Banca Multiple
Trust CIB/3332 , 4.38%, 7/22/31 (d)(i) 164

Payden Managed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
225,000 CITGO Petroleum Corp. 144A, 6.38%,
6/15/26 (a) $ 225
125,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 112
200,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (a) 199
200,000 CRH America Finance Inc. , 5.40%, 5/21/34  204
150,000 Currenta Group Holdings Sarl 144A, 5.50%,
5/15/30 EUR (a)(c)(i) 176
225,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 225
200,000 Digicel International Finance Ltd./Difl U.S. LLC
144A, 8.63%, 8/01/32 (a) 202
150,000 doValue SpA 144A, 7.00%, 2/28/30 EUR (a)(c) 184
200,000 Duke Energy Carolinas LLC , 4.85%, 3/15/30  204
200,000 Duke Energy Progress LLC , 5.05%, 3/15/35  200
150,000 Edge Finco PLC , 8.13%, 8/15/31 GBP (c)(d) 211
300,000 Empire Communities Corp. 144A, 9.75%,
5/01/29 (a) 306
150,000 EMRLD Borrower LP/Emerald Co.-Issuer Inc.
144A, 6.75%, 7/15/31 (a) 155
125,000 Entegris Inc. 144A, 4.75%, 4/15/29 (a) 123
175,000 EOG Resources Inc. , 5.35%, 1/15/36  176
250,000 EPH Financing International AS , 5.88%,
11/30/29 EUR (c)(d) 309
300,000 Eurobank SA , (ICE 1Year Euribor Swap Fix +
1.250%), 3.25%, 3/12/30 EUR (b)(c)(d) 344
175,000 Extra Space Storage LP , 5.40%, 6/15/35  176
198,101 FIEMEX Energia-Banco Actinver SA Institucion
de Banca Multiple , 7.25%, 1/31/41 (d) 203
220,000 Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (a) 233
350,000 Fiserv Funding ULC , 2.88%, 6/15/28 EUR (c) 402
325,000 Flutter Treasury DAC , 6.13%, 6/04/31 GBP (c)
(d) 432
130,000 Freedom Mortgage Holdings LLC 144A, 9.13%,
5/15/31 (a) 135
200,000 Frontier Communications Holdings LLC 144A,
5.00%, 5/01/28 (a) 200
125,000 Galaxy Bidco Ltd. , 8.13%, 12/19/29 GBP (c)(d) 172
200,000 GDZ Elektrik Dagitim AS , 9.00%, 10/15/29 (d) 194
225,000 General Motors Financial Co. Inc. , 4.90%,
10/06/29  225
250,000 Global Marine Inc. , 7.00%, 6/01/28  232
175,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.580%), 5.22%,
4/23/31 (b) 179
225,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 202
175,000 Hewlett Packard Enterprise Co. , 5.00%,
10/15/34  170
75,000 Hyatt Hotels Corp. , 5.05%, 3/30/28  76
25,000 Hyundai Capital America 144A, 4.30%,
9/24/27 (a) 25
200,000 IHS Holding Ltd. 144A, 8.25%, 11/29/31 (a) 205
300,000 JAB Holdings BV , 5.00%, 6/12/33 EUR (c)(d) 367
200,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.435%), 5.10%, 4/22/31 (b) 205
175,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.340%), 4.95%, 10/22/35 (b) 173
450,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (a) 470
350,000 Kier Group PLC , 9.00%, 2/15/29 GBP (c)(d) 492
Principal
or Shares Security Description
Value
(000)
200,000 LD Celulose International GmbH 144A, 7.95%,
1/26/32 (a) $ 209
250,000 Liberty Costa Rica Senior Secured Finance ,
10.88%, 1/15/31 (d) 266
400,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 408
250,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (a) 244
250,000 Medco Cypress Tree Pte Ltd. 144A, 8.63%,
5/19/30 (a) 261
225,000 Minerva Luxembourg SA , 8.88%, 9/13/33 (d) 245
200,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (a) 218
350,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.380%), 4.99%, 4/12/29 (b) 354
150,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.108%), 5.23%, 1/15/31 (b) 154
275,000 Morgan Stanley Private Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.770%), 4.47%,
7/06/28 (b) 275
250,000 Morgan Stanley Private Bank N.A. , (U.S. Secured
Overnight Financing Rate + 1.080%), 4.73%,
7/18/31 (b) 251
200,000 Muthoot Finance Ltd. , 7.13%, 2/14/28 (d) 205
225,000 Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (a) 230
200,000 Novo Banco SA , (5 yr. Euro Swap + 6.714%),
9.88%, 12/01/33 EUR (b)(c)(d) 271
200,000 Oceanica Lux , 13.00%, 10/02/29 (d) 189
200,000 OCP SA 144A, 6.70%, 3/01/36 (a) 203
200,000 OHI Group SA 144A, 13.00%, 7/22/29 (a) 211
250,000 Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (a)
(c) 294
375,000 Open Text Corp. 144A, 6.90%, 12/01/27 (a) 388
325,000 Orbia Advance Corp. SAB de CV 144A, 6.80%,
5/13/30 (a) 332
200,000 Orbia Advance Corp. SAB de CV 144A, 7.50%,
5/13/35 (a) 206
225,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (a)(i) 195
200,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 7.88%, 5/15/34 (a) 179
275,000 OVH Groupe SA , 4.75%, 2/05/31 EUR (c)(d) 321
165,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
9.88%, 3/15/30 (a)(i) 164
100,000 Petroleos Mexicanos , 3.63%, 11/24/25 EUR (c)
(d) 114
425,000 Petroleos Mexicanos , 3.75%, 4/16/26 EUR (c)(d) 483
100,000 Petroleos Mexicanos , 2.75%, 4/21/27 EUR (c)(d) 111
350,000 Petroleos Mexicanos , 6.70%, 2/16/32  334
275,000 Phoenix Aviation Capital Ltd. 144A, 9.25%,
7/15/30 (a) 288
425,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (a) 423
175,000 Quikrete Holdings Inc. 144A, 6.75%,
3/01/33 (a) 180
225,000 QXO Building Products Inc. 144A, 6.75%,
4/30/32 (a) 232
100,000 RELX Capital Inc. , 4.75%, 3/27/30  101
500,000 Reworld Holding Corp. 144A, 4.88%,
12/01/29 (a) 478
225,000 Rogers Communications Inc. , 5.30%, 2/15/34  225
50,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 1.030%), 5.15%, 2/04/31 (b) 51
200,000 Saavi Energia Sarl , 8.88%, 2/10/35 (d) 208
200,000 Sagax AB , 4.38%, 5/29/30 EUR (c)(d) 238

Principal
or Shares Security Description
Value
(000)
250,000 Sagax Euro Mtn NL BV , 0.75%, 1/26/28
EUR (c)(d) $ 272
150,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.940%), 5.35%,
9/06/30 (b) 153
450,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (a) 462
325,000 Scotiabank Peru SAA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.309%), 6.10%, 10/01/35 (a)(b) 332
400,000 Societe Generale SA , (3 mo. EURIBOR +
0.950%), 0.50%, 6/12/29 EUR (b)(c)(d) 428
425,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 409
200,000 Standard Building Solutions Inc. 144A, 6.25%,
8/01/33 (a) 202
350,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (a) 369
425,000 Surgery Center Holdings Inc. 144A, 7.25%,
4/15/32 (a) 438
130,000 Synopsys Inc. , 5.00%, 4/01/32  131
165,000 Synopsys Inc. , 5.15%, 4/01/35  166
375,000 Talos Production Inc. 144A, 9.00%, 2/01/29 (a) 385
400,000 Tamarack Valley Energy Ltd. 144A, 6.88%,
7/25/30 CAD (a)(c) 291
300,000 TDF Infrastructure SASU , 4.13%, 10/23/31
EUR (c)(d) 347
300,000 Tesco Corporate Treasury Services PLC , 3.38%,
5/06/32 EUR (c)(d) 343
125,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.571%), 5.15%, 8/05/32 (b) 127
450,000 Veritiv Operating Co. 144A, 10.50%,
11/30/30 (a) 488
250,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 243
125,000 Vermilion Energy Inc. 144A, 7.25%, 2/15/33 (a)
(i) 118
285,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (a) 280
350,000 Viper Energy Partners LLC , 4.90%, 8/01/30  349
350,000 VISA, Inc. , 2.25%, 5/15/28 EUR (c) 397
600,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.500%), 5.15%, 4/23/31 (b) 612
275,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.020%), 5.39%, 4/24/34 (b) 282
225,000 Windfall Mining Group Inc./Groupe Minier
Windfall Inc. 144A, 5.85%, 5/13/32 (a) 230
175,000 WMG Acquisition Corp. 144A, 3.75%,
12/01/29 (a) 164
Total Corporate Bond (Cost - $31,954)
32,505
Foreign Government (10%
)
375,000 Albania Government International Bond 144A,
4.75%, 2/14/35 EUR (a)(c) 432
250,000 Argentine Republic Government International
Bond , 4.13%, 7/09/35  166
7,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (c) 1,081
275,000 Dominican Republic International Bond , 5.95%,
1/25/27 (d) 278
700,000 Eagle Funding Luxco Sarl 144A, 5.50%,
8/17/30 (a) 704
150,000 Ecuador Government International Bond , 6.90%,
7/31/30 (d) 132
250,000 Egypt Government International Bond , 5.63%,
4/16/30 EUR (c)(d) 265
375,000 Ghana Government International Bond 144A,
5.00%, 7/03/35 (a) 302
Principal
or Shares Security Description
Value
(000)
425,000 Guatemala Government Bond , 4.38%,
6/05/27 (d) $ 420
300,000 Guatemala Government Bond 144A, 6.25%,
8/15/36 (a) 302
250,000 Guatemala Government Bond , 6.55%,
2/06/37 (d) 256
465,000,000 Hungary Government Bond Series 30/A, 3.00%,
8/21/30 HUF (c) 1,131
400,000 Hungary Government International Bond Series
10Y, 4.50%, 6/16/34 EUR (c)(d) 464
24,200,000 Mexican Bonos Series M, 7.75%, 11/23/34
MXN (c) 1,163
150,000 Morocco Government International Bond 144A,
4.75%, 4/02/35 EUR (a)(c) 173
200,000 Nigeria Government International Bond ,
10.38%, 12/09/34 (d) 215
250,000 Paraguay Government International Bond ,
6.00%, 2/09/36 (d) 257
4,000,000 Peru Government Bond 144A, 6.85%, 8/12/35
PEN (a)(c)(d) 1,145
22,200,000 Republic of South Africa Government Bond
Series 2035, 8.88%, 2/28/35 ZAR (c) 1,164
225,000 Republic of South Africa Government
International Bond Series 10Y, 5.88%, 4/20/32  219
375,000 Republic of Uzbekistan International Bond ,
5.10%, 2/25/29 EUR (c)(d) 441
250,000 Republic of Uzbekistan International Bond ,
6.90%, 2/28/32 (d) 259
130,000 Romanian Government International Bond
144A, 5.75%, 9/16/30 (a) 131
200,000 Romanian Government International Bond
144A, 5.88%, 7/11/32 EUR (a)(c) 236
200,000 Sri Lanka Government International Bond ,
3.10%, 1/15/30 (d) 181
225,000 Sri Lanka Government International Bond ,
3.60%, 2/15/38 (d) 189
318,177 Zambia Government International Bond , 5.75%,
6/30/33 (d) 297
Total Foreign Government (Cost - $11,932)
12,003
Mortgage Backed (31%
)
325,000 1301 Trust 2025-1301, 5.23%, 8/01/30 (j) 325
250,000 1301 Trust 2025-1301, 6.43%, 8/11/30 (j) 250
100,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.364%), 6.71%, 12/18/37 (a)(b) 99
500,000 Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.291%),
6.64%, 8/18/42 (a)(b) 500
350,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 3.014%), 7.36%, 11/15/36 (a)
(b) 349
300,000 AREIT Ltd. 2025-CRE10 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.542%),
5.89%, 1/17/30 (a)(b) 299
320,000 ARES1 2024-IND2 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.443%), 5.78%,
10/15/34 (a)(b) 321
500,000 BRAVO Residential Funding Trust 2024-NQM7
144A, 6.38%, 10/27/64 (a)(j) 503
339,414 BRAVO Residential Funding Trust 2025-NQM6
144A, 5.59%, 6/25/65 (a) 338

Payden Managed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
475,000 BRAVO Residential Funding Trust 2025-NQM6
144A, 6.03%, 6/25/65 (a)(j) $ 473
575,000 BRAVO Residential Funding Trust 2025-NQM7
144A, 5.46%, 7/25/65 (a) 574
387,531 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.114%), 6.46%, 9/15/36 (a)(b) 387
300,000 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.380%), 5.73%, 8/15/42 (a)(b) 300
325,000 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.650%), 7.00%, 8/15/42 (a)(b) 325
550,000 BX Mortgage Trust 2025-BIO3 144A, 6.56%,
2/10/42 (a) 559
500,000 BX Trust 2023-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.690%),
7.03%, 5/15/38 (a)(b) 504
425,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.893%),
6.23%, 3/15/42 (a)(b) 426
300,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.192%),
6.53%, 3/15/42 (a)(b) 300
300,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.700%),
6.00%, 7/15/44 (a)(b) 302
400,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.55%, 7/15/44 (a)(b) 403
250,000 COLT Mortgage Loan Trust 2025-8 144A,
5.48%, 8/25/70 (a) 250
375,000 COLT Mortgage Loan Trust 2025-8 144A,
5.89%, 8/25/70 (a) 375
550,000 COMM Mortgage Trust 2025-SBX 144A,
6.04%, 8/10/41 (a)(j) 549
262,289 Connecticut Avenue Securities Trust 2019-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.864%), 8.21%,
9/25/39 (a)(b) 269
22,004 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 6.61%,
11/25/39 (a)(b) 22
675,000 Connecticut Avenue Securities Trust 2021-R02
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.200%), 10.55%,
11/25/41 (a)(b) 707
325,000 Connecticut Avenue Securities Trust 2022-R01
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.000%), 10.35%,
12/25/41 (a)(b) 341
1,075,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500%), 8.85%,
1/25/42 (a)(b) 1,122
500,000 Connecticut Avenue Securities Trust 2022-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.500%), 7.85%,
3/25/42 (a)(b) 518
Principal
or Shares Security Description
Value
(000)
800,000 Connecticut Avenue Securities Trust 2022-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.250%), 9.60%,
3/25/42 (a)(b) $ 852
200,000 Connecticut Avenue Securities Trust 2022-R04
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500%), 13.85%,
3/25/42 (a)(b) 222
200,000 Connecticut Avenue Securities Trust 2022-R03
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.850%), 14.20%,
3/25/42 (a)(b) 223
500,000 Connecticut Avenue Securities Trust 2022-
R09 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.750%), 9.10%,
9/25/42 (a)(b) 536
1,220,095 Connecticut Avenue Securities Trust 2023-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.400%), 6.75%,
12/25/42 (a)(b) 1,247
1,300,000 Connecticut Avenue Securities Trust 2023-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.900%), 8.25%,
4/25/43 (a)(b) 1,383
391,886 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 5.35%,
2/25/45 (a)(b) 392
450,000 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.95%,
2/25/45 (a)(b) 453
800,000 Connecticut Avenue Securities Trust 2021-R01
2021-R01 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 6.000%),
10.35%, 10/25/41 (a)(b) 836
575,000 Cross Mortgage Trust 2024-H8 144A, 6.32%,
12/25/69 (a)(j) 578
335,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (a) 349
325,000 Durst Commercial Mortgage Trust 2025-151
144A, 0.00%, 8/01/42 (e) 325
400,000 Durst Commercial Mortgage Trust 2025-151
144A, 7.02%, 8/10/42 (a)(j) 400
557,523 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 3.814%), 8.16%, 7/15/38 (a)(b) 559
123,469 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 16.71%,
9/25/28 (b) 131
49,443 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 16.21%,
10/25/28 (b) 53
98,057 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 14.71%,
1/25/29 (b) 106
293,836 Freddie Mac STACR Debt Notes 2015-DNA3,
(U.S. Secured Overnight Financing Rate Index
30day Average + 9.464%), 13.81%, 4/25/28 (b) 299

Principal
or Shares Security Description
Value
(000)
297,798 Freddie Mac STACR Debt Notes 2015-HQA2,
(U.S. Secured Overnight Financing Rate Index
30day Average + 10.614%), 14.96%, 5/25/28 (b) $ 305
1,075,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.350%), 7.70%,
9/25/41 (a)(b) 1,099
425,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.250%), 10.60%,
9/25/41 (a)(b) 443
425,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.400%), 7.75%,
10/25/41 (a)(b) 436
400,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.800%), 12.15%,
11/25/41 (a)(b) 428
599,095 Freddie Mac STACR REMIC Trust 2021-HQA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.950%), 5.30%,
12/25/41 (a)(b) 599
300,000 Freddie Mac STACR REMIC Trust 2021-HQA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.750%), 8.10%,
12/25/41 (a)(b) 309
500,000 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.750%), 8.10%,
2/25/42 (a)(b) 520
350,000 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.750%), 9.10%,
2/25/42 (a)(b) 368
200,000 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 8.500%), 12.85%,
2/25/42 (a)(b) 218
950,000 Freddie Mac STACR REMIC Trust 2022-HQA1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.000%), 11.35%,
3/25/42 (a)(b) 1,032
650,000 Freddie Mac STACR REMIC Trust 2022-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.350%), 8.70%,
4/25/42 (a)(b) 684
228,162 Freddie Mac STACR REMIC Trust 2022-HQA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.650%), 7.00%,
7/25/42 (a)(b) 234
231,521 Freddie Mac STACR REMIC Trust 2022-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 6.65%,
8/25/42 (a)(b) 236
858,433 Freddie Mac STACR REMIC Trust 2023-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 6.45%,
3/25/43 (a)(b) 872
185,632 Freddie Mac STACR REMIC Trust 2023-HQA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 6.35%,
6/25/43 (a)(b) 187
Principal
or Shares Security Description
Value
(000)
126,350 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 6.20%,
11/25/43 (a)(b) $ 127
250,000 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.350%), 7.70%,
11/25/43 (a)(b) 264
625,000 Freddie Mac STACR REMIC Trust 2024-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 6.30%,
2/25/44 (a)(b) 634
350,000 Freddie Mac STACR REMIC Trust 2024-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 6.35%,
3/25/44 (a)(b) 355
595,870 Freddie Mac STACR REMIC Trust 2024-HQA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 5.55%,
8/25/44 (a)(b) 596
725,000 Freddie Mac STACR REMIC Trust 2021-DNA6
2021-DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 7.500%),
11.85%, 10/25/41 (a)(b) 771
600,000 FS Rialto Issuer LLC 2025-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.385%), 5.74%, 8/19/42 (a)(b) 601
246,313 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.640%),
7.98%, 10/15/41 (a)(b) 247
539,679 JP Morgan Mortgage Trust Series 2025-NQM1
144A, 5.59%, 6/25/65 (a) 545
300,000 KREF 2022-FL3 Ltd. 2022-FL3 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.800%), 7.15%, 2/17/39 (a)(b) 299
385,000 Life Mortgage Trust 2021-BMR 144A, (1 mo.
Term Secured Overnight Financing Rate +
3.064%), 7.41%, 3/15/38 (a)(b) 379
375,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 5.64%, 5/15/39 (a)(b) 365
241,708 MCR Mortgage Trust 2024-HTL 144A, (1
mo. Term Secured Overnight Financing Rate +
1.758%), 6.10%, 2/15/37 (a)(b) 242
356,795 OBX Trust 2025-NQM7 144A, 5.56%,
5/25/55 (a) 358
400,000 OBX Trust 2023-NQM4 144A, 7.13%,
3/25/63 (a)(j) 402
161,005 OBX Trust 2024-NQM12 144A, 5.83%,
7/25/64 (a) 161
421,867 OBX Trust 2025-NQM6 144A, 5.96%,
3/25/65 (a) 423
900,000 Palisades Center Trust 2016-PLSD 144A, 3.36%,
4/13/33 (a) 117
575,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.443%), 5.78%, 2/15/42 (a)(b) 573
228,963 TTAN 2021-MHC 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.514%), 6.86%,
3/15/38 (a)(b) 229

Payden Managed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
200,000 Wells Fargo Commercial Mortgage Trust 2024-
MGP 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.939%), 7.28%, 8/15/41 (a)
(b) $ 200
7,530,639 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.90%, 8/15/51 (j) 137
Total Mortgage Backed (Cost - $37,403)
36,629
U.S. Treasury (4%
)
1,300,000 U.S. Treasury Bill , 4.17%, 8/28/25 (e) 1,296
3,800,000 U.S. Treasury Note , 3.88%, 3/31/27  3,793
Total U.S. Treasury (Cost - $5,092)
5,089
Investment Company (5%
)
2,696,002 Payden Cash Reserves Money Market Fund* 2,696
366,307 Payden Emerging Markets Local Bond Fund, SI
Class* 3,458
Total Investment Company (Cost - $6,120)
6,154
Total Investments (Cost - $121,334) (102%)
120,327
Liabilities in excess of Other Assets (-2%)
(1,869)
Net Assets (100%) $ 118,458
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025. The stated maturity is subject to prepayments.
(g) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h) Perpetual security with no stated maturity date.
(i) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $853 and the total market value of the collateral held by the Fund is $878. Amounts in 000s.
(j) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 1,844
USD  1,184 Bnp Paribas Securities Corp. 08/27/2025 $ 1
EUR 2,240
USD  2,563 Hsbc Securities Inc 09/17/2025 1
USD 1,118
COP  4,548,350 Barclays Bank PLC 08/27/2025 33
USD 591
EUR  500 Bnp Paribas Securities Corp. 08/27/2025 19
USD 627
HUF  213,137 Bnp Paribas Securities Corp. 08/27/2025 20
USD 1,167
JPY  170,600 Bnp Paribas Securities Corp. 08/27/2025 32
USD 1,220
ZAR  21,606 Bnp Paribas Securities Corp. 08/27/2025 36
USD 2,412
GBP  1,785 Hsbc Securities (Usa) Inc. 08/27/2025 54
USD 1,177
MXN  22,227 Hsbc Securities (Usa) Inc. 08/27/2025 3
USD 1,164
PEN  4,139 Hsbc Securities (Usa) Inc. 08/27/2025 13
USD 15,452
EUR  13,263 Hsbc Securities (Usa) Inc. 09/17/2025 267
USD 590
CAD  801 Morgan Stanley & Co. Llc 09/17/2025 11
USD 1,579
GBP  1,165 Morgan Stanley & Co. Llc 09/17/2025 40
530
Liabilities:
AUD 1,243 USD  817 Hsbc Securities (Usa) Inc. 08/27/2025 (18)
AUD 1,869 USD  1,226 Hsbc Securities (Usa) Inc.. 08/27/2025 (25)
EUR 694 USD  820 Bnp Paribas Securities Corp. 08/27/2025 (26)
EUR 1,037 USD  1,201 Hsbc Securities (Usa) Inc. 08/27/2025 (15)
EUR 666 USD  782 Hsbc Securities (Usa) Inc. 09/17/2025 (19)
GBP 886 USD  1,191 Bnp Paribas Securities Corp. 08/27/2025 (21)
JPY 117,200 USD  818 Hsbc Securities (Usa) Inc. 08/27/2025 (39)
JPY 342,200 USD  2,400 Morgan Stanley & Co. Llc 08/27/2025 (124)
NOK 12,393 USD  1,226 Hsbc Securities (Usa) Inc. 08/27/2025 (26)
USD 1,196 CHF  982 Hsbc Securities (Usa) Inc. 08/27/2025 (16)
(329)
Net Unrealized Appreciation (Depreciation)
$201

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
3-Months SOFR Future 114 Dec-26 $ 27,535 $ (45) $ (45)
U.S. Treasury 10-Year Note Future 69 Sep-25 7,663 (23) (23)
U.S. Treasury 5-Year Note Future 48 Sep-25 5,192 2 2
U.S. Ultra Bond Future 1 Sep-25 117 — –
a a
(66)
Short Contracts:
Euro-Bobl Future 29 Sep-25 (3,881) 26 26
Euro-Bund Future 31 Sep-25 (4,588) 31 31
Euro-Schatz Future 15 Sep-25 (1,832) 6 6
Long Gilt Future 2 Sep-25 (243) (3) (3)
U.S. 10-Year Ultra Future 10 Sep-25 (1,131) (7) (7)
U.S. Long Bond Future 8 Sep-25 (914) (13) (13)
U.S. Treasury 2-Year Note Future 87 Sep-25 (18,008) 11 11
a a

Total Futures
$(15)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit:Markit CDX, North
America High Yield Series 44 Index), Pay 10.00% Quarterly,
Receive upon credit default 06/20/2030 $1,300 $(101) $(92) $(9)